Leasing (Tables)	12 Months Ended
Dec. 31, 2024
Leasing
Schedule of right of use asset

Skr mn	2024	2023
Opening balance	123	144
Depreciation	-27	-26
Addition[1]	—	5
Closing balance	96	123
1	There have been canceled leases and new leases.

Schedule of leasing amounts accounted for in profit or loss

Skr mn	2024	2023
Depreciation charge on right-of-use assets	-27	-26
Interest expenses on lease liability	-1	-1
Expenses relating to short-term leases[1]	-2	-1
Expenses relating to low-value leases[1]	-3	-1
Variable lease fees[1]	-7	-6
Total amount accounted for in profit or loss	-40	-35
1	Accounted for under Other administrative expenses.

Schedule of lease liability

Skr mn	2024	2023
Opening balance	125	147
Interest expenses accrued	1	1
Payments of lease liability	-28	-28
Addition[1]	—	5
Closing balance	98	125
1	There have been canceled and new leases.

Schedule of contractual flows of lease liability

Skr mn	2024	2023
Within 1 year	28	28
Between 1 and 5 years	71	99
More than 5 years	—	—
Discounting effect	-1	-2
Closing balance	98	125

Schedule of reconciliation between gross investment and present value of minimum lease payments

	December 31, 2024		December 31, 2023
		Present value		Present value
		of minimum		of minimum
Skr mn	Gross investment	lease payments	Gross investment	lease payments
Within 1 year	36	35	34	33
Between 1 and 5 years	116	102	128	112
More than 5 years	—	—	13	10
Total	152	137	175	155
Unearned finance income	—	15	—	19